UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-22207
Oppenheimer Master Event Linked Bond Fund LLC
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices)  (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: September 30
Date of reporting period: 03/31/2009

Item 1. Reports to Stockholders.

March 31, 2009

Oppenheimer

Master Event-Linked Bond Fund, LLC

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Manager

Listing of Top Holdings

SEMIANNUAL REPORT

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

March 31, 2009 Oppenheimer Management Master Event-Linked Commentaries and Bond Fund, LLC Semiannual Report M A N A G E M E N T C O M M E N TA R I E S An Interview with Your Fund’s Manager Listing of Top Holdings S E M I A N N U A L R E P O RT Listing of Investments Financial Statements

TOP HOLDINGS AND ALLOCATIONS

Event-Linked Concentration

Windstorm	37.4%
Multiple Event	27.4
Earthquake	20.9
Longevity	12.4
Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2009, and are based on net assets.

Credit Allocation

BB	61.9%
B	21.7
D	2.1
Not Rated	12.3
Other Securities	2.0
Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2009, are subject to change and based on the total market value of investments. Securities rated by any rating organization are included in the equivalent S&P’s rating category. Average credit quality and allocation include rated securities and those not rated by a national rating organization but which the ratings given above have been assigned by the Manager for internal purposes as being comparable, in the Manager’s judgment, to securities rated by a rating agency in the same category.
8 | OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

NOTES
Shares of Oppenheimer Master Event-Linked Bond Fund, LLC are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the “Securities Act”). Investments in the Fund may only be made by certain “accredited investors” within the meaning of Regulation D under the Securities Act, including other investment companies. This report does not constitute an offer to sell, or the solicitation of an offer to buy, any interests in the Fund.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
The Fund commenced operations on 6/16/08.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
9 | OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
10 | OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	October 1, 2008	March 31, 2009	March 31, 2009

Actual
	$1,000.00	$976.80	$2.62

Hypothetical
(5% return before expenses)
	1,000.00	1,022.29	2.68
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio, excluding indirect expenses from affiliated fund, based on the 6-month period ended March 31, 2009 is as follows:
Expense Ratio
      0.53%
The expense ratio reflects voluntary waivers or reimbursements of expenses by the Fund’s Manager that can be terminated at any time, without advance notice. The “Financial Highlights” table in the Fund’s financial statements, included in this report, also show the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
11 | OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

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12 | OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

	Principal
	Amount		Value

Event-Linked Bonds—98.1%
Earthquake—20.9%
Cat-Mex Ltd. Catastrophe Linked Nts., Cl. A, 3.578%, 5/19/09[1,2]	$2,000,000		$1,987,800
Lakeside Re Ltd. Catastrophe Linked Nts., 7.72%, 12/31/09[1,2]	2,000,000		1,988,000
Midori Ltd. Catastrophe Linked Nts., 3.844%, 10/24/12[1,2]	2,000,000		1,904,800
Muteki Ltd. Catastrophe Linked Nts., 5.638%, 5/24/11[1,2]	3,000,000		2,821,200
Newton Re Ltd. Catastrophe Linked Nts., Series 2007-1, Cl. A, 5.873%, 12/24/10[1,2]	1,000,000		989,400

			9,691,200

Longevity—12.4%
Osiris Capital plc Catastrophe Linked Combined Mortality Index Nts.:
Series B1, 2.812%, 1/15/10[2]	3,000,000	EUR	3,802,663
Series D, 6.094%, 1/15/10[1,2]	2,000,000		1,961,200

			5,763,863

Multiple Event—27.4%
Atlas Reinsurance plc Catastrophe Linked Nts., 13.178%, 1/10/11[1,2]	1,500,000	EUR	1,921,908
Nelson Re Ltd. Catastrophe Linked Nts.:
Series 2007-I, Cl. A, 13.138%, 6/21/10[1,2]	2,000,000		1,898,800
Series 2008-1, Cl. H, 13.238%, 6/6/11[2]	4,250,000		3,157,856
Residential Reinsurance 2007 Ltd. Catastrophe Linked Nts.:
Series CL1, 8.511%, 6/7/10[1,2]	2,000,000		1,939,400
Series CL2, 12.761%, 6/6/11[1,2]	2,000,000		1,878,200
Successor II Ltd. Catastrophe Linked Nts., Series CIII, 18.027%, 4/6/10[1,2]	2,000,000		1,900,000

			12,696,164

Windstorm—37.4%
Akibare Ltd. Catastrophe Linked Nts.:
Cl. A, 4.201%, 5/22/12[1,2]	2,000,000		1,894,700
Cl. B, 4.401%, 5/22/12[1,2]	500,000		473,150
Blue Coast Ltd. Catastrophe Linked Nts., Series B, 16.07%, 12/8/10[2]	1,500,000		1,240,837
Blue Fin Ltd. Catastrophe Linked Nts., Series 1, Cl. A, 7.347%, 4/10/12[1,2]	1,250,000	EUR	1,367,548
East Lane Re III Ltd. Catastrophe Linked Nts., 11.806%, 3/16/12[2,3]	2,000,000		1,988,550
Eurus Ltd. Catastrophe Linked Nts., 7.434%, 4/8/09[1,2]	2,000,000		2,000,600
Fhu-Jin Ltd. Catastrophe Linked Nts., Cl. B, 5.084%, 8/10/11[1,2]	2,000,000		1,884,200
Green Valley Ltd. Catastrophe Linked Nts., 6.329%, 1/10/11[1,2]	1,400,000	EUR	1,771,135
Mystic Re Ltd. Catastrophe Linked Nts., 11.261%, 6/7/11[1,2]	2,000,000		1,850,000
Willow Re Ltd. Catastrophe Linked Nts.:
6/16/10[1,4]	2,000,000		990,000
6/17/11[1,4]	2,000,000		1,907,600

			17,368,320

Total Event-Linked Bonds (Cost $49,919,580)			45,519,547
F1 | OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Investment Company—2.0%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.80%[5,6] (Cost $940,350)	940,350	$940,350

Total Investments, at Value (Cost $50,859,930)	100.1%	46,459,897
Liabilities in Excess of Other Assets	(0.1)	(55,352)

Net Assets	100.0%	$46,404,545

Footnotes to Statement of Investments
Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:
EUR           Euro

1.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $35,329,641 or 76.13% of the Fund’s net assets as of March 31, 2009.

2.	Represents the current interest rate for a variable or increasing rate security.

3.	Illiquid security. The aggregate value of illiquid securities as of March 31, 2009 was $1,988,550, which represents 4.29% of the Fund’s net assets. See Note 6 of accompanying Notes.

4.	Issue is in default. See Note 1 of accompanying Notes.

5.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	September 30, 2008	Additions	Reductions	March 31, 2009

Oppenheimer Institutional
Money Market Fund, Cl. E	89,497	15,882,592	15,031,739	940,350

	Value	Income

Oppenheimer Institutional
Money Market Fund, Cl. E	$940,350	$6,737
6. Rate shown is the 7-day yield as of March 31, 2009.
F2 | OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1—quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2) Level 2—inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The market value of the Fund’s investments was determined based on the following inputs as of March 31, 2009:

	Investments in	Other Financial
Valuation Description	Securities	Instruments*

Level 1—Quoted Prices	$940,350	$—
Level 2—Other Significant Observable Inputs	45,519,547	(513,786)
Level 3—Significant Unobservable Inputs	—	—

Total	$46,459,897	$(513,786)

*	Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
Foreign Currency Exchange Contracts as of March 31, 2009 are as follows:

		Contract
Contract		Amount		Expiration		Unrealized
Description	Sell	(000’s)		Date	Value	Depreciation

Euro (EUR)	Sell	6,935	EUR	4/6/09	$9,213,743	$513,786
See accompanying Notes to Financial Statements.
F3 | OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

STATEMENT OF ASSETS AND LIABILITIES Unaudited

March 31, 2009

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $49,919,580)	$45,519,547
Affiliated companies (cost $940,350)	940,350

46,459,897
Cash	5,129
Receivables and other assets:
Interest and dividends	474,316
Other	1,494

Total assets	46,940,836

Liabilities
Unrealized depreciation on foreign currency exchange contracts	513,786
Payables and other liabilities:
Shareholder communications	6,112
Directors’ compensation	306
Other	16,087

Total liabilities	536,291

Net Assets	$46,404,545

See accompanying Notes to Financial Statements.
F4 | OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended March 31, 2009

Investment Income
Interest	$2,341,885
Dividends from affiliated companies	6,737

Total investment income	2,348,622

Expenses
Management fees	94,223
Legal, auditing and other professional fees	17,079
Shareholder communications	10,167
Directors’ compensation	3,396
Other	933

Total expenses	125,798
Less waivers and reimbursements of expenses	(518)

Net expenses	125,280

Net Investment Income	2,223,342

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(7,509)
Foreign currency transactions	913,369

Net realized gain	905,860
Net change in unrealized depreciation on:
Investments	(3,285,840)
Translation of assets and liabilities denominated in foreign currencies	(950,211)

Net change in unrealized depreciation	(4,236,051)

Net Decrease in Net Assets Resulting from Operations	$(1,106,849)

See accompanying Notes to Financial Statements.
F5 | OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Period
	Ended	Ended
	March 31, 2009	September 30,
	(Unaudited)	2008[1]

Operations
Net investment income	$2,223,342	$472,193
Net realized gain	905,860	2,705
Net change in unrealized depreciation	(4,236,051)	(674,915)

Net decrease in net assets resulting from operations	(1,106,849)	(200,017)

Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Proceeds from member contributions	6,000,000	43,480,001
Payments for member withdrawals	(1,566,853)	(301,737)

	4,433,147	43,178,264

Net Assets
Total increase	3,326,298	42,978,247
Beginning of period	43,078,247	100,000 [2]

End of period	$46,404,545	$43,078,247

1.	For the period from June 16, 2008 (commencement of operations) to September 30, 2008.

2.	Reflects the value of the Manager’s initial seed money on May 29, 2008.
See accompanying Notes to Financial Statements.
F6 | OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

FINANCIAL HIGHLIGHTS

	Six Months
	Ended	Period Ended
	March 31, 2009	September 30,
	(Unaudited)	2008[1]

Total Return, at Net Asset Value[2]	(2.32)%	(1.00)%

Ratios/Supplemental Data
Ratios to average net assets:[3]
Net investment income	9.42%	7.89%
Total expenses	0.53%[4]	1.06%[4]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.53%	1.05%
Portfolio turnover rate	0%	0%

1.	For the period from June 16, 2008 (commencement of operations) to September 30, 2008.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2009	0.53%
Period Ended September 30, 2008	1.07%
See accompanying Notes to Financial Statements.
F7 | OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Master Event-Linked Bond Fund, LLC (the “Fund”) is organized as a Delaware limited liability company and registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund’s investment objective is to seek a high level of current income principally derived from interest on debt securities. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     Shares of the Fund are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the “Securities Act”). Investments in the Fund may only be made by “accredited investors” within the meaning of Regulation D under the Securities Act, including other investment companies. The Fund currently offers one class of shares.
     For federal income tax purposes, the Fund qualifies as a partnership, and each investor in the Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Fund. Accordingly, as a “pass-through” entity, the Fund pays no dividends or capital gain distributions.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is
F8 | OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Fair valued securities may be classified as “Level 3” if the valuation primarily reflects the Manager’s own assumptions about the inputs that market participants would use in valuing such securities.
     There have been no significant changes to the fair valuation methodologies during the period.
Event-Linked Bonds. The Fund invests in “event-linked” bonds. Event-linked bonds, which are sometimes referred to as “catastrophe” bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a
F9 | OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Fund records the net change in market value of event-linked bonds on the Statement of Operations as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Statement of Operations upon the sale or maturity of such securities.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2009, securities with an aggregate market value of $2,897,600, representing 6.24% of the Fund’s net assets, were in default.
Concentration Risk. Focusing on one type of investment, event-linked bonds, rather than a broad spectrum of investments, makes the Fund’s share price particularly sensitive to market, economic and natural and non-natural events that may affect this investment type. The Fund’s investment in event-linked bonds may be speculative and subject to greater price volatility than other types of investments.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
F10 | OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investments With Off-Balance Sheet Market Risk. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund’s Statement of Assets and Liabilities.
Use of Leverage. Derivatives typically have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
Federal Taxes. The Fund, as an entity, will not be subject to U.S. federal income tax. The Fund will be treated for U.S. federal income tax purposes as a partnership, and not as an association taxable as a corporation. Therefore, a tax provision is not required. Each member is required for U.S. federal income tax purposes to take into account, in its taxable year with which (or within which a taxable year of the Fund ends), its distributive share of all items of Fund income, gains, losses, and deductions for such taxable year of the Fund. A member must take such items into account even if the Fund does not distribute cash or other property to such member during its taxable year.
     Although the Fund is treated as a partnership for Federal tax purposes, it is intended that the Fund’s assets, income and distributions will be managed in such a way that investment in the Fund would not cause an investor that is a regulated investment company under Subchapter M of the Code (“RIC”) to fail that qualification.
Directors’ Compensation. The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her
F11 | OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
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2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2009		Period Ended September 30, 2008[1,2]
	Shares	Amount	Shares	Amount

Contributions	609,606	$6,000,000	4,371,650	$43,480,001
Withdrawals	(160,267)	(1,566,853)	(30,288)	(301,737)

Net increase	449,339	$4,433,147	4,341,362	$43,178,264

1.	For the period from June 16, 2008 (commencement of operations) to September 30, 2008.

2.	The Fund sold 10,000 shares at a value of $100,000 to the Manager upon seeding of the Fund on May 29, 2008.
3. Purchases and Sales of Securities
There were no purchases or sales of securities, other than U.S. government obligations, short-term obligations and investments in Oppenheimer Institutional Money Market Fund, for the six months ended March 31, 2009.
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate of 0.40%.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2009, the Fund paid no fees to OFS for services to the Fund.
Offering and Organizational Costs. The Manager paid all initial offering and organizational costs associated with the registration and seeding of the Fund.
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in IMMF. During the six months ended March 31, 2009, the Manager waived $518 for management fees.
5. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or
F13 | OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Foreign Currency Exchange Contracts Continued
pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received.
6. Illiquid Securities
As of March 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
7. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
8. Pending Litigation
During 2009, a number of complaints have been filed in federal courts against the Manager, the Distributor, and certain of the funds in the Oppenheimer family of funds (the “Defendant Funds”) advised by the Manager and distributed by the Distributor. The complaints naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs are seeking class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The complaints against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s
F14 | OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
Additionally, a complaint has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not the Fund), on behalf of the Oregon College Savings Plan Trust. The complaint alleges breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seeks compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other complaints have been filed in state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those complaints relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff ”). Those lawsuits, in 2008 and 2009, allege a variety of claims including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief, and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the individual Trustees named in those suits. The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it and that no estimate can be made with any degree of certainty as to the amount or range of any potential loss. The Manager also believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund.
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PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
13 | OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Master Event Linked Bond Fund LLC

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date:	05/14/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date:	05/14/2009

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	05/14/2009